RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended
	Apr. 17, 2023	May 18, 2021	Apr. 26, 2021	Jun. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Dec. 31, 2021
Accrued expenses, including accrued officer salaries				$ 243,286	$ 38,880
Common stock, share Issued				1,740,939,685	114,127,911	1,397,461	1,066,477	58,785,924
Accrued expenses, including accrued officer salaries				$ 3,141,714	$ 1,479,656			$ 512,214
CEO, CFO and President [Member]
Accrued expenses, including accrued officer salaries					38,880			116,583
EnergyWyze Manager [Member]
Accrued wages					$ 0			$ 109,385
Mr Lambrecht [Member] | Seperation Agreement [Member]
Decrease in current liabilities			$ 547,010
Accrued compensation		$ 764,480
Accrued expenses, including accrued officer salaries		$ 606,372
Common stock shares issued, shares		362,987
Shares issued price per share		$ 0.75
Common stock shares issued, amount		$ 272,240
Amount paid under agreement		250,000
Due from related parties		$ 848,612
Interest rate		10.00%
Debt Instrument first payment		$ 21,523
Debt instrument, principal amount		$ 21,523
Debt instrument, maturity date		Sep. 01, 2021
Debt instrument, final payment amount		$ 21,523
Debt instrument final payment due date		Aug. 01, 2025
Former Officer And Related Family Members [Member]
Common stock, share Issued	542,373,300
Former Officer And Related Family Members [Member] | Class A Preferred Stock [Member]
Conrtible preferred stock	27,118,665
Chief Executive Officers [Member]
Common stock, share Issued	387,265,700
Chief Executive Officers [Member] | Class A Preferred Stock [Member]
Conrtible preferred stock	19,363,285
Chief Financial Officers [Member]
Common stock, share Issued	243,500,000
Chief Financial Officers [Member] | Class A Preferred Stock [Member]
Conrtible preferred stock	12,175,000
Member Of Board Of Directors [Member]
Common stock, share Issued	211,420,000
Member Of Board Of Directors [Member] | Class A Preferred Stock [Member]
Conrtible preferred stock	10,571,000